Cash Flow Information - Summary of Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of cash and cash equivalents
Cash at bank	$ 107,697		$ 128,916
Deposits at call	426		412
Cash and cash equivalents	108,123	$ 34,536	$ 129,328	$ 50,426
Loss for the period	(24,544)	(5,484)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	1,005	849
Foreign exchange (gains)/losses	(113)	(232)
Finance costs	2,534	2,165
Remeasurement of borrowing arrangements	(1,023)	281
Remeasurement of contingent consideration	(15,107)	288
Equity settled share-based payment	4,881	804
Deferred tax benefit	(730)	(1,932)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	(869)	(15,378)
Decrease/(increase) in prepayments	795	(164)
Decrease/(increase) in tax assets		1,499
Increase/(decrease) in trade creditors and accruals	3,601	(300)
Increase/(decrease) in provisions	1,403	2,046
Net cash (outflows) in operating activities	$ (28,167)	$ (15,558)